BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member] Predecessor [Member]	Sep. 30, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member] Predecessor [Member]	Sep. 30, 2013 Preferred Stock [Member]	Sep. 30, 2013 Series 1 Preferred Stock [Member]
Assets
Cash and cash equivalents	$ 145,818	$ 105,987	$ 221,664
Accounts receivable, net of allowance for doubtful accounts of $0	481,101	53,821	812,819
Prepaid expenses		58,834	117,727
Tax refunds receivable		38,000	0
Other current assets	5,402	5,000	5,200
Total current assets	632,321	261,642	1,157,410
Property and equipment, net of accumulated depreciation of $7,500, $3,000 and $0	10,500	15,000	0
Deferred offering costs	14,539
Prepaid fees	1,333,247
Other assets	3,555	3,555	0
Total assets	1,994,162	280,197	1,157,410
Liabilities and stockholders' (members') equity (deficit)
Accounts payable and accrued expenses	1,097,516	302,057	435,216
Note payable	371,297
Common stock put liability payable	175,000
Total current liabilities	1,643,813	302,057	435,216
Stockholders' (members') equity (deficit)
Preferred stock, authorized 50,000,000 shares, $0.001 par value, no shares issued and outstanding		0	0								86
Common Stock, Value, Issued				5,466	3,912	0	9,000	9,000	0
Additional paid in capital	3,079,148	1,224,087	0
Accumulated deficit	(2,743,351)	(1,258,859)	0
Members' equity		0	722,194
Total stockholders' (members') equity (deficit)	350,349	(21,860)	722,194
Total liabilities and stockholders' (members') equity (deficit)	$ 1,994,162	$ 280,197	$ 1,157,410